Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 12,118	$ 18,062
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Bank debt	770,000
Interest on bank debt	111,464
Accounts payable and accrued liabilities	12,118
Performance share units	1,430
Primero financial guarantee	30,200
Financial liabilities and contractual commitments, undiscounted cash flows	925,212
Non-Derivative Financial Instrument [Member] | 2018 [member]
Non-derivative financial liabilities
Interest on bank debt	24,845
Accounts payable and accrued liabilities	12,118
Primero financial guarantee	30,200
Financial liabilities and contractual commitments, undiscounted cash flows	67,163
Non-Derivative Financial Instrument [Member] | 2019 [member]
Non-derivative financial liabilities
Interest on bank debt	26,233
Performance share units	144
Financial liabilities and contractual commitments, undiscounted cash flows	26,377
Non-Derivative Financial Instrument [Member] | 2020 [member]
Non-derivative financial liabilities
Interest on bank debt	27,101
Performance share units	1,286
Financial liabilities and contractual commitments, undiscounted cash flows	28,387
Non-Derivative Financial Instrument [Member] | 2021 [member]
Non-derivative financial liabilities
Interest on bank debt	28,721
Financial liabilities and contractual commitments, undiscounted cash flows	28,721
Non-Derivative Financial Instrument [Member] | 2022 [member]
Non-derivative financial liabilities
Bank debt	770,000
Interest on bank debt	4,564
Financial liabilities and contractual commitments, undiscounted cash flows	$ 774,564